Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other equity instruments [line items]
Borrowings	€ 12,061	€ 13,635
USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.50%
USD 1 billion [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.375%
EUR 200 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.00%
Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 2,808	3,008	€ 3,008
Junior perpetual capital securities [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Borrowings currency	USD
Coupon date, as of	Quarterly, December 15
Year of next call	2019
Borrowings	€ 424	424	424
Junior perpetual capital securities [member] | USD 250 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating LIBOR rate
Borrowings currency	USD
Coupon date, as of	Quarterly, December 15
Year of next call	2019
Borrowings	€ 212	212	212
Junior perpetual capital securities [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating CMS rate
Borrowings currency	USD
Coupon date, as of	Quarterly, July 15
Year of next call	2019
Borrowings	€ 402	402	402
Junior perpetual capital securities [member] | USD 1 billion [member]
Disclosure of other equity instruments [line items]
Borrowings currency	USD
Coupon date, as of	Quarterly, June 15
Year of next call	2019
Borrowings	€ 821	821	821
Junior perpetual capital securities [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating DSL rate
Borrowings currency	EUR
Coupon date, as of	Quarterly, July 15
Year of next call	2019
Borrowings	€ 950	950	950
Junior perpetual capital securities [member] | EUR 200 million [member]
Disclosure of other equity instruments [line items]
Borrowings currency	EUR
Coupon date, as of	Annually, July 21
Year of next call	2018
Borrowings		200	€ 200
Junior perpetual capital securities [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 2,808	€ 3,008
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.50%	6.50%
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, December 15	Quarterly, December 15
Year of next call	2019	2019
Borrowings	€ 424	€ 424
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 250 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating LIBOR rate	floating LIBOR rate
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, December 15	Quarterly, December 15
Year of next call	2019	2019
Borrowings	€ 212	€ 212
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating CMS rate	floating CMS rate
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, July 15	Quarterly, July 15
Year of next call	2019	2019
Borrowings	€ 402	€ 402
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 1 billion [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.375%	6.375%
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, June 15	Quarterly, July 15
Year of next call	2019	2019
Borrowings	€ 821	€ 821
Junior perpetual capital securities [member] | Aegon N.V [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating DSL rate	floating DSL rate
Borrowings currency	EUR	EUR
Coupon date, as of	Quarterly, July 15	Quarterly, July 15
Year of next call	2019	2019
Borrowings	€ 950	€ 950
Junior perpetual capital securities [member] | Aegon N.V [member] | EUR 200 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.00%	6.00%
Borrowings currency	EUR	EUR
Coupon date, as of	Annually, July 21	Annually, July 21
Year of next call	2018	2018
Borrowings		€ 200